Summary of Significant Accounting Policies - Schedule of Fair Value of Assets and Liabilities (Details) (10-K)	Dec. 31, 2018 USD ($)
Total assets	$ 12,241,748
Cash and Money Market Fund [Member]
Total assets	2,353,825
Corporate Debt Securities [Member]
Total assets	6,908,710
Commercial Paper [Member]
Total assets	2,979,213
Level 1 [Member]
Total assets	2,353,825
Level 1 [Member] | Cash and Money Market Fund [Member]
Total assets	2,353,825
Level 1 [Member] | Corporate Debt Securities [Member]
Total assets
Level 1 [Member] | Commercial Paper [Member]
Total assets
Level 2 [Member]
Total assets	9,887,923
Level 2 [Member] | Cash and Money Market Fund [Member]
Total assets
Level 2 [Member] | Corporate Debt Securities [Member]
Total assets	6,908,710
Level 2 [Member] | Commercial Paper [Member]
Total assets	2,979,213
Level 3 [Member]
Total assets
Level 3 [Member] | Cash and Money Market Fund [Member]
Total assets
Level 3 [Member] | Corporate Debt Securities [Member]
Total assets
Level 3 [Member] | Commercial Paper [Member]
Total assets